Share-Based Payments (Details 1) (USD $)	12 Months Ended
	Apr. 30, 2014	Apr. 30, 2013	Apr. 30, 2012
Performance Units [Member]
Weighted-average grant date fair values of the equity awards
Granted Restricted Shares and Deferred Stock Units and Performance Units	101,020	106,666	99,455
Granted Weighted Average Conversion Date Fair Value, in USD per share	$ 104.91	$ 100.54	$ 76.37
Restricted Shares And Deferred Stock Units [Member]
Weighted-average grant date fair values of the equity awards
Granted Restricted Shares and Deferred Stock Units and Performance Units	167,134	109,770	152,180
Granted Weighted Average Grant Date Fair Value, in USD per share	$ 101.08	$ 76.37	$ 78.32